TYPE 13F-HR
PERIOD 06/30/03
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003



Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) : [    ]  is a restatement.
						 [  x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia August 14, 2003

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$ 1,582,287

List of Other Managers Reporting for this Manager:	None


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None

ALCOA                           Com 013817101      $5,786   226,910 SH   Sole             117,945       108,965
ALLEGHENY TECHNOLOGIES          Com 01741R102      $5,569   843,800 SH   Sole             438,100       405,700
ALTRIA GROUP INC                Com 02209S103     $45,386   998,801 SH   Sole             605,833       392,968
AMERICAN ELECTRIC POWER         Com 025537101     $42,658 1,430,050 SH   Sole             917,550       512,500
AMERICAN EXPRESS                Com 025816109     $28,935   692,050 SH   Sole             456,675       235,375
AMERICAN INTERNATIONAL GROUP    Com 026874107     $32,250   584,450 SH   Sole             385,950       198,500
AT&T CORP COM NEW               Com 001957505     $19,907 1,034,110 SH   Sole             701,055       333,055
BANK OF AMERICA CORP            Com 060505104     $21,152   267,650 SH   Sole             165,850       101,800
BANK ONE CORP                   Com 06423A103      $5,623   151,250 SH   Sole             100,050        51,200
BRISTOL-MYERS SQUIBB            Com 110122108     $45,831 1,688,050 SH   Sole           1,083,050       605,000
BURLINGTON NORTHERN             Com 12189T104     $40,126 1,410,900 SH   Sole             905,300       505,600
CAMPBELL SOUP CO                Com 134429109      $5,486   223,900 SH   Sole             116,300       107,600
CATERPILLAR INC DEL             Com 149123101     $50,631   909,655 SH   Sole             615,075       294,580
CIGNA                           Com 125509109      $5,990   127,600 SH   Sole              66,300        61,300
DOW CHEMICAL                    Com 260543103      $5,492   177,400 SH   Sole              92,400        85,000
DUPONT                          Com 263534109     $72,292 1,736,117 SH   Sole           1,106,786       629,331
EASTMAN KODAK                   Com 277461109     $56,313 2,058,965 SH   Sole           1,311,365       747,600
EL PASO CORP                    Com 28336L109      $6,100   755,000 SH   Sole             392,100       362,900
ENTERGY CORP NEW                Com 29364G103     $21,352   404,550 SH   Sole             251,150       153,400
EXELON CORP                     Com 30161N101     $59,135   988,712 SH   Sole             638,875       349,837
EXXON MOBIL CORP.               Com 30231G102      $5,554   154,652 SH   Sole              79,844        74,808
FORD MTR CO DEL                 Com 345370860      $6,210   565,014 SH   Sole             293,392       271,622
GENERAL DYNAMICS CORP           Com 369550108     $48,577   670,025 SH   Sole             430,125       239,900
GENERAL ELECTRIC                Com 369604103     $82,263 2,868,310 SH   Sole           1,802,825     1,065,485
GENERAL MTRS CORP               Com 370442105     $57,867 1,607,405 SH   Sole           1,071,910       535,495
HALLIBURTON CO                  Com 406216101      $6,463   281,000 SH   Sole             146,000       135,000
HARTFORD FINL SVCS              Com 416515104     $37,485   744,350 SH   Sole             491,550       252,800
HCA INC                         Com 404119109     $18,851   588,350 SH   Sole             388,650       199,700
HEINZ                           Com 423074103     $10,918   331,050 SH   Sole             196,150       134,900
HONEYWELL INTL INC              Com 438516106     $75,904 2,826,965 SH   Sole           1,793,580     1,033,385
INTERNATIONAL PAPER             Com 460146103      $5,377   150,488 SH   Sole              78,200        72,288
J P MORGAN CHASE & CO.          Com 46625H100     $87,344 2,555,398 SH   Sole           1,657,630       897,768
LIMITED BRANDS INC              Com 532716107     $43,852 2,829,150 SH   Sole           1,868,450       960,700
MAY DEPARTMENT STORES           Com 577778103      $4,926   221,300 SH   Sole             114,800       106,500
MCDONALDS CORP                  Com 580135101     $46,463 2,106,225 SH   Sole           1,390,185       716,040
MERCK & CO. INC.                Com 589331107     $71,075 1,173,824 SH   Sole             763,964       409,860
NORFOLK SOUTHERN                Com 655844108     $51,876 2,701,900 SH   Sole           1,733,000       968,900
ROCKWELL AUTOMATION             Com 773903109     $55,945 2,346,700 SH   Sole           1,483,500       863,200
SARA LEE CORP                   Com 803111103     $24,774 1,317,050 SH   Sole             836,950       480,100
SBC COMMUNICATIONS INC          Com 78387G103     $66,698 2,610,498 SH   Sole           1,663,223       947,275
SEARS ROEBUCK & CO.             Com 812387108      $7,381   219,400 SH   Sole             114,000       105,400
SOUTHERN CO.                    Com 842587107     $57,310 1,839,216 SH   Sole           1,188,525       650,691
UNITED TECHNOLOGIES             Com 913017109     $61,360   866,300 SH   Sole             552,700       313,600
US BANCORP DEL COM NEW          Com 902973304     $34,241 1,397,604 SH   Sole             888,245       509,359
VERIZON COMMUNICATIONS          Com 92343V104      $5,543   140,500 SH   Sole              73,200        67,300
WELLS FARGO & CO NEW            Com 949746101     $26,243   520,700 SH   Sole             344,000       176,700
WEYERHAEUSER CORP.              Com 962166104      $5,773   106,900 SH   Sole              55,600        51,300
                         TOTAL                 $1,582,287


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